COMMON STOCK OPTIONS	12 Months Ended
Dec. 31, 2016
Disclosure Text Block Supplement [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
NOTE 12 - COMMON STOCK OPTIONS

In May 2012, the Company granted options for the purchase of 1,000,000 shares of common stock to a consultant for distribution channel related services to be performed. The options have vested as of December 31, 2015. The options have an exercise price of $0.17 per share, and are exercisable for up to five years. The Company recognized $69,300 of expense during the year ended December 31, 2015.

In August 2013, the Company granted options for the purchase of 250,000 shares of common stock to a consultant. These options are exercisable at $0.10 per share for five years from the date of grant with 50,000 options vesting immediately and the other 200,000 options vesting upon the achievement of certain milestones, which were met in 2015. The Company recognized the remaining expense of $17,659 during the year ended December 31, 2015.

On February 26, 2014, the Company granted to a new director options for the purchase of 2,000,000 shares of common stock, with an exercise price of $0.1095 per share. Of these options, 1,000,000 vested February 26, 2015 and the remaining 1,000,000 options will vest upon the successful achievement of certain milestones. Unvested options vest immediately in the event of a change in control of the Company. The options are exercisable for five years. The Company recognized $16,017 during the year ended December 31, 2015 in connection with the options that vested on February 26, 2015. The Company will measure and begin recognizing the remaining expense when the achievement of the required milestones becomes probable.

On February 26, 2014, the Company granted options to six consultants and service providers for the purchase of a total of 250,000 shares of common stock at an exercise price of $0.1095 per share. Options for 200,000 shares vested immediately upon grant and options for the remaining 50,000 shares vested January 9, 2015. The options are exercisable for five years. The grant date fair value of these options was $24,023. The Company recognized expense of $800 during the year ended December 31, 2015.

On May 6, 2014, the Company granted options to a consultant for the purchase of 100,000 shares of common stock at an exercise price of $0.19 per share. Options for 50,000 shares vested immediately upon grant and options for the remaining 50,000 vested during 2015. The options are exercisable for five years. The Company recognized expense of $8,342 during the year ended December 31, 2015.

On October 7, 2014, the Company granted to a new board member options for the purchase of 1,000,000 shares of common stock, with an exercise price of $0.16 per share. These options vested October 7, 2015. The options are exercisable for five years. The grant date fair value of the options was $140,178. The Company recognized $105,133 during the year ended December 31, 2015.

On December 4, 2014, the Company granted options to four consultants for the purchase of 140,000 shares of common stock at an exercise price of $0.11 per share. The required milestones have been met and the shares are fully vested. The options are exercisable for five years. The total value of these options at the date of grant was $13,461, which the Company recognized as an expense during the year ended December 31, 2015.

In August 2015, the Company granted options for the purchase of a total of 7,150,000 shares of common stock for services rendered, as follows: 6,000,000 shares total to five directors of the Company, 650,000 shares total to four consultants, and 500,000 shares to an employee of the Company. All options vested upon grant, have an exercise price of $0.088 per share, and are exercisable for up to five years. The total value of these options at the date of grant was $541,687, which the Company recognized as an expense during the year ended December 31, 2015.

In August 2015, the Company granted options to a consultant for the purchase of a total of 250,000 shares of common stock at an exercise price of $0.085 per share. These options vested upon grant and are exercisable for up to five years. The total value of these options at the date of grant was $18,991, which the Company recognized as an expense during the year ended December 31, 2015.

The Company’s 2014 Equity Compensation Plan (the “2014 Plan”) was adopted on April 30, 2014 by the Board of Directors. The Company filed a registration statement on Form S-8 on July 17, 2014, to register 6,000,000 shares of common stock that may be issued under awards made pursuant to the 2014 Plan. As of December 31, 2016, the Company had no remaining options available for grant under the 2014 Plan and previously adopted plans.

The Company’s 2016 Equity Incentive Award Plan (the “2016 Plan”) was adopted on December 15, 2016 by the stockholders. The 2016 Plan replaces the Company’s 2008 Equity Compensation Plan (“2008 Plan”), 2009 Incentive Stock Plan (“2009 Plan”), 2012 Equity Incentive Award Plan (“2012 Plan”), and the 2014 Equity Incentive Plan (“2014 Plan” and, together with the 2008, 2009 and 2012 Plans, the “Prior Plans”). Options and awards previously granted under the Prior Plans that have not yet expired by their terms will remain outstanding until their expiration dates. The Company will no longer make any grants or awards under the Prior Plans. The 2016 Plan replaces all previous plans and reserves a total of 10,000,000 shares of common stock for awards granted under the 2016 Plan. As of December 31, 2016, no shares had been issued.

The Company estimates the fair value of each stock award by using the Black-Scholes option-pricing model, which model requires the use of exercise behavior data and the use of a number of assumptions including expected volatility of the Company’s stock price, the weighted average risk-free interest rate, and the weighted average expected life of the options. Because the Company does not pay dividends, the dividend rate variable in the Black-Scholes option-pricing model is zero. Expense of $0 and $791,390 was recorded for the years ended December 31, 2016 and 2015, respectively. Excluding options whose performance condition is not yet deemed probable as of December 31, 2016, the Company had various unvested outstanding options with related unrecognized expense of $104,647. The Company will recognize this expense when achievement of the required milestones become probable.

The Company estimated the fair value of the stock options for 2015 at the date of the grant, based on the following weighted average assumptions:

Risk-free interest rate	1.52%	to	1.60%
Expected life			5 years
Expected volatility	131.33%	to	136.34%
Dividend yield			0.00%

The Company estimated the fair value of the stock options for 2016 at the date of the grant, based on the following weighted average assumptions:

Risk-free interest rate	1.85%
Expected life	5 years
Expected volatility	130.34%
Dividend yield	0.00%

A summary of the status of the Company’s outstanding options as of December 31, 2016 and changes during the year then ended is presented below:

	Shares	Weighted Average Exercise Price
Outstanding, January 1, 2016	20,965,000	$0.18
Granted	150,000	0.00
Expired/Canceled	(400,000)	0.10
Outstanding, December 31, 2016	20,715,000	0.14
Exercisable	19,640,000	0.14

As of December 31, 2016, the aggregate intrinsic value of the outstanding vested options was $1,597,426. No shares were exercised in 2016.